UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
1200 SEVENTEENTH STREET, SUITE 850
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 6/30/2007

ITEM 1. SCHEDULE OF INVESTMENTS.
Colorado BondShares – A Tax-Exempt Fund
Schedule of Investments (unaudited)
June 30, 2007

Face Amount	Colorado Municipal Bonds – 82.2%	Market Value
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	$1,036,850
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	2,433,521
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	2,136,040
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023 (b)	463,703
2,960,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	714,616
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,267,975
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,323,057
4,520,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	4,448,042
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,245,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A and B, 8.00% due 12/1/2019-22	6,929,555
6,000,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022	6,128,760
3,991,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/01/2028	4,062,519
4,900,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005A, 3.98% due 7/1/2032 (h)	4,900,000
9,275,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 4.48% due 7/1/2032 (h)	9,275,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	514,270
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	27,120
565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-10.375% due 12/1/2008 (i)	39,550
1,930,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	1,984,522
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642

Face Amount	Colorado Municipal Bonds – (Continued)	Market Value
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)	$20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584
1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,700,000
3,350,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Liberty Common School Project) Series 1998, 6.95% due 8/15/2019 (b)	3,452,544
860,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	903,869
1,125,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,105,346
310,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010 (b)	330,869
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	5,510,301
2,020,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,329,626
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	846,670
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037 (h)	450,054
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	3,665,746
5,585,000	Colorado Housing and Finance Authority Multi-Family/Project Class I Adjustable Rate 2000 Series A-1, 3.73% due 10/1/2030 (h)	5,585,000
7,110,000	Colorado Housing and Finance Authority Variable Rate Class I Series A-2, 3.73% due 4/1/2020 (h)	7,110,000
17,610,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Insured Mortgage Revenue 2002 Series AA, 3.73% due 10/1/2030 (h)	17,610,000
11,740,000	Colorado Housing and Finance Authority Multi-family Project Class I Adjustable Rate 2002 Series C4, 3.73% due 10/1/2032 (h)	11,740,000
23,870,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series B-2, 3.73% due 11/1/2034 (h)	23,870,000
19,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 3.73% due 11/1/2034 (h)	19,670,000
5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 3.78% due 12/1/2028 (h)	5,000,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027	2,739,412
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034	3,980,945
1,000,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 3.76% due 12/1/2036 (h)	1,000,000

Face Amount	Colorado Municipal Bonds – (Continued)	Market Value
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	$1,039,166
3,145,000	Crested Butte Industrial Development Refunding and Improvement Revenue (Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026	2,928,089
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,132,391
2,155,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	2,193,445
13,280,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032	13,298,459
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	777,511
405,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	413,537
1,035,000	Eaglebend Affordable Housing Corporation Multifamily Housing Project Revenue Refunding Series B, 7.40% due 7/1/2021	1,055,886
7,500,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series 2004-S1, Class A2 Certificates 3.88% due 12/1/2034 (h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Series 2005-S1, Class A2 Certificates 3.88% due 12/1/2009 (h)	1,725,000
90,000	El Paso County Powers Boulevard/Drennan Road LID 1985-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000 (a)	9,000
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	71,306
1,900,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021	2,195,089
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	5,072,249
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019 (b)	538,675
890,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019 (b)	917,973
905,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	924,829
755,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	757,907
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	2,075,180
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,784,500
675,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	710,721
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
50,000	Idledale Fire Protection District G.O. Series 1993, 5.80% due 12/15/2007	50,246

130,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	132,760

Face Amount	Colorado Municipal Bonds – (Continued)	Market Value
405,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	$407,859
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,975,000
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,557,250
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036	2,102,020
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993) 7.999% due 6/1/2029	11,580,000
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993) 7.999% due 6/1/2029	11,565,000
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993) 7.999% due 6/1/2029	11,515,000
14,665,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984, 3.76% due 7/1/2010 (h)	14,665,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	111,176
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	855,200
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043 (e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series	978,360
	2007, 5.50% due 12/1/2027
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,500,000
1,210,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,240,202

2,765,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020 (b)	3,071,417
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 10.00% due 12/1/2021 (b) (h)	1,587,713
1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	1,037,530
1,430,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,469,482
4,445,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019 (b)	4,793,799
5,790,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	6,835,848
3,100,000	Revenue Bond Certificate Series Trust 2004-13 Senior Certificates of Beneficial Ownership (Centennial East Apartments Project) 3.95% due 12/1/2033 (h)	3,100,000
970,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	1,020,159
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	1,193,452
1,375,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	1,426,549
144,747	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	168,670

Face Amount	Colorado Municipal Bonds – (Continued)	Market Value
334,438	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	$178,761
367,244	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,923
1,870,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% to yield 7.122% due 12/1/2016 (b)	1,929,709
805,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% to yield 6.616% due 12/1/2017 (b)	839,655
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,000,000	Silver Peaks Metropolitan District No. 2 General Obligation (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	1,000,000
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,750,000
2,000,000	Southlands Metropolitan District No. 1 (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034	2,194,480
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016	557,807
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024	1,096,080
1,780,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement Series 1998, 7.75% due 6/1/2018	1,826,850
3,135,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019	3,267,579
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021	3,532,132
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	2,653,729
4,020,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,015,000
1,485,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	1,510,007
875,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	888,002
5,500,000	Triview Metropolitan District G.O. Variable Rate Refunding and Improvement Series 2006A, 3.70% due 11/1/2023 (h)	5,494,995
10,920,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	11,099,416
10,800,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 12/1/2012	10,918,908
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Bonds, Series 2006 6.00% due 3/1/2021	20,154,792
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	515,930
2,060,000	Wildgrass Metropolitan District Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	2,193,488
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	520,880

	Total Colorado Municipal Bonds	$406,103,671

Face Amount	Colorado Capital Appreciation and Zero Coupon Bonds – 8.1%	Market Value
27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031 (d)	$4,789,709
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	286,952
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons, Series 2006, 8.00% due 12/1/2010-2031(d)	2,734,916
18,400,492	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027 (d)	3,925,009
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon 6.10% due 6/15/2008 (d)	481,825
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031 (b)(d)	1,479,484
17,500,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (d)	9,339,050
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132
8,070,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2007-2012 (d)	6,541,286
11,520,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011 (d)	8,607,859
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)	1,695,709

	Total Colorado Capital Appreciation and Zero Coupon Bonds	$39,899,931

	Colorado Certificates of Participation – 0.1%
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00%	$604,056

	due 12/1/2019

	Total Colorado Certificates of Participation Bonds	$604,056

	Other Municipal Bonds – 9.6%
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 3.95% due 7/1/2037 (h)	$3,740,000
4,914,921	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 13.19% due 4/1/2037 (g)	4,914,921
21,886,909	Freddie Mac Multifamily Variable Rate Certificates Series M010 Class A, 3.83% due 11/15/2036 (h)	21,886,909
700,000	The Industrial Development Authority of the City of Kansas City, Missouri Multifamily Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	696,920
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005 (a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011 (a)	1,125,000
7,645,000	Revenue Bond Certificate Series Trust 2005-4 Senior Certificates of Beneficial Ownership (Hermitage Apartments Project), 3.95% due 5/1/2031 (h)	7,645,000

Face Amount	Other Municipal Bonds – (Continued)	Market Value
1,000,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	$1,006,300
5,000,000	Uinta County School District Number 6 General Obligation Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	6,353,800

	Total Other Municipal Bonds	$47,500,100

	Colorado Taxable Notes – 0%
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/09/2002 (a)	$227,347

	Total Colorado Taxable Notes	$227,347

Total investments, at value	90.7%	$494,335,105

Other assets net of liabilities	9.3	50,546,537

Net assets	100.0%	$544,881,642

Footnotes
June 30, 2007 (unaudited)
(a)	Non-income producing based upon the financial condition of the issuer. The face amount of bonds for which the accrual of interest income has been discontinued approximates $14,437,529 and a market value of $1,745,640, or less than 1% of net assets, as of June 30, 2007.

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At June 30, 2007, the registrant had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2007. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,801,568 and a market value of $1,748,357, or less than 1% of net assets, respectively, as of June 30, 2007.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, as a result of the material weakness in the registrant’s internal control over financial reporting described below.
In November of 2006 and in connection with its audit of the registrant’s financial statements for the period ended September 30, 2006, Anton Collins Mitchell LLP advised management of the registrant, and management of the registrant agreed with Anton Collins Mitchell LLP, that the registrant did not maintain effective controls over the calculations relating to bond accretion. Specifically, the calculations of bond accretion were not determined in accordance with accounting principles generally accepted in the United States of America for investment companies because not all of the calculations were made using the effective yield method. Anton Collins Mitchell LLP’s internal control report, which discusses this matter, is filed as Exhibit 99.77B to the registrant’s Form N-SAR for the period ended September 30, 2006 filed on November 29, 2006.
During the period covered by this report, the registrant initiated changes to remediate the aforementioned deficiency and to strengthen the registrant’s internal control processes. During the quarter ending March 31, 2007, the registrant acquired more sophisticated accounting computer software to calculate bond accretion for bonds with complex repayment features. The registrant also plans to undertake additional changes to remediate the aforementioned deficiency and to strengthen the registrant’s internal control process, including the implementation of additional review procedures over the evaluation and application of relevant accounting pronouncements, rules, regulations and interpretations relating to the calculation of bond accretion. These additional procedures include consultation with outside resources as they have and may be deemed appropriate.
ITEM 3. EXHIBITS.
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES —
A TAX-EXEMPT FUND

/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer

Date: August 29, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer

Andrew B. Shaffer,
President, Secretary and Treasurer (Principal
Executive Officer and Principal Financial Officer)

Date: August 29, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.